Issuance Of Units (Details) $ in Thousands	6 Months Ended		7 Months Ended	11 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 USD ($) shares	Jul. 29, 2016 USD ($)	Nov. 16, 2017 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Limited Partners Capital Account Units Outstanding						19,354,498	9,675,795
Limited Partners Capital Account Units Issued						19,354,498	9,675,795
Subordinated Limited Partners Capital Account Units Outstanding						0	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding						1,592,920	1,592,920
General Partners Capital Account Units Outstanding						427,499	420,641
Proceeds From Partnership Contribution | $						$ 84	$ 89	$ 551
Net proceeds from the issuance | $						4,004	4,010	0
Maximum aggregate offering price for issuance of limited partner interests | $			$ 25,000
Conversion of subordinated units				9,342,692
Stock issuance costs | $						$ 0	$ 0	$ 3,347
Partnership agreement
Basis of conversion of subordinated units				1
Navios Acquisition | Nave Celeste and C. Dream
Cash Payments | $	$ 73,000
Acquisition cost | $	$ 100,000
Initial Public Offering
Estimated Proceeds From Issuance Initial Public Offering | $					$ 110,403
Proceeds From Lines Of Credit | $					$ 104,451
Number Of Vessels					4
Initial Public Offering | Line Of Credit
Line Of Credit | $					$ 126,000
Subordinated Partner Units
Conversion of subordinated units						(9,342,692)
Subordinated Partner Units | Initial Public Offering
Units exchanged					9,342,692
Limited Partner Units
Units issued						336,011	333,103
Net proceeds from the issuance | $						$ 4,004	$ 4,010
Conversion of subordinated units						9,342,692
Stock issuance costs | $							350
Limited Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest						58.97%
Limited Partner Units | Initial Public Offering
Units exchanged					1,242,692
General Partner Units
Proceeds From Partnership Contribution | $		$ 551				$ 84	$ 89
Units issued						6,858	6,798
Partners' capital units		32,509						32,509
General Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest						2.00%
General Partner Units | Initial Public Offering
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest					2.00%
Units exchanged					381,334
Subordinated Series A Unitholders
Partners' capital units								1,592,920
Subordinated Series A Unitholders | Navios Acquisition | Nave Celeste and C. Dream
Partners' capital units	1,592,920